Document And Entity Information	6 Months Ended
Jun. 30, 2018 shares
Document Information [Line Items]
Entity Registrant Name	Applied Minerals, Inc.
Entity Central Index Key	0000008328
Trading Symbol	amnl
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)	107,393,146
Document Type	S-1/A
Document Period End Date	Jun. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q2
Amendment Flag	true
Amendment Description	Amendment 1